Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

FOR THE YEAR ENDED DECEMBER 31	NOTE	AROs	Other (1)	Total
January 1, 2021		202	206	408
Additions		7	54	61
Usage		(7)	(28)	(35)
Reversals		(20)	(6)	(26)
December 31, 2021		182	226	408
Current	23	22	59	81
Non-current	28	160	167	327
December 31, 2021		182	226	408
(1) Other includes environmental, legal, vacant space and other provisions.